Offerings	Sep. 24, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.00002 per Ordinary Share
Maximum Aggregate Offering Price	$ 4,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 612.40
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Pursuant to Rule 416 under the Securities Act, the securities registered hereby also include an indeterminate number of additional securities as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Ordinary Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

The proposed maximum aggregate offering price of the Ordinary Shares will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants (“Pre-Funded Warrants”) sold in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Ordinary Shares issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Ordinary Shares and Pre-Funded Warrants (including the Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $4,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Pursuant to Rule 416 under the Securities Act, the securities registered hereby also include an indeterminate number of additional securities as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions.

The proposed maximum aggregate offering price of the Ordinary Shares will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants (“Pre-Funded Warrants”) sold in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Ordinary Shares issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Ordinary Shares and Pre-Funded Warrants (including the Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $4,000,000.

No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants to purchase Ordinary Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

The proposed maximum aggregate offering price of the Ordinary Shares will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants (“Pre-Funded Warrants”) sold in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Ordinary Shares issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Ordinary Shares and Pre-Funded Warrants (including the Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $4,000,000.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Common Warrants
Maximum Aggregate Offering Price	$ 4,800,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 734.88
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).

Pursuant to Rule 416 under the Securities Act, the securities registered hereby also include an indeterminate number of additional securities as may from time to time become issuable by reason of share splits, share dividends, recapitalizations, or other similar transactions.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants to be issued to the placement agent
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying Common Warrants to be issued to the placement agent
Maximum Aggregate Offering Price	$ 240,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 36.74
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).